Consolidated Balance Sheets - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 6,368,057	$ 7,809,487	$ 8,772,567
Contracts and grants receivable	826,994	926,251	1,206,777
Prepaid expenses	159,189	263,254	134,431
Income tax receivable		416,810
Total current assets	7,354,240	9,415,802	10,113,775
Security deposit	22,734	22,734
Office furniture and equipment, net	34,589	37,163	26,702
Intangible assets, net	67,236	73,952	126,628
Total assets	7,478,799	9,549,651	10,267,105
Current liabilities:
Accounts payable	1,753,603	1,753,614	1,708,091
Accrued expenses	1,606,826	1,143,306	806,118
Accrued compensation	48,094	333,019	355,648
Total current liabilities	3,408,523	3,229,939	2,869,857
Commitments and contingencies
Shareholders' equity:
Preferred stock, 350,000 shares authorized; none issued or outstanding
Common stock, $.001 par value; 25,000,000 shares authorized; 8,740,723 shares and 8,730,640 shares issued and outstanding at March 31, 2018 and December 31, 2017, respectively	8,741	8,731	5,470
Additional paid-in capital	163,708,786	163,581,026	157,514,740
Accumulated deficit	(159,647,251)	(157,270,045)	(150,122,962)
Total shareholders' equity	4,070,276	6,319,712	7,397,248
Total liabilities and shareholders' equity	$ 7,478,799	$ 9,549,651	$ 10,267,105